Debt - Schedule of Long-Term Debt (Details) - USD ($)		9 Months Ended	12 Months Ended
	Aug. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Feb. 29, 2016
Debt Instrument [Line Items]
Total debt carrying value		$ 994,000,000	$ 1,816,450,000		$ 1,718,297,000
Less: Current portion of long-term debt		(8,225,000)	(1,816,450,000)		(11,000,000)
Long-term debt		985,775,000	0		1,707,297,000
Takeback Loan Facility
Debt Instrument [Line Items]
Total debt carrying value	$ 822,500,000
Takeback Loan Facility | Takeback Loan Facility Due March 2024
Debt Instrument [Line Items]
Total debt carrying value	$ 822,500,000	$ 822,500,000
Effective interest rate		9.20%
Takeback Loan Facility | Takeback Loan Facility Due March 2024 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt	6.50%	6.50%
Floor on variable debt	1.25%	1.25%
Takeback Loan Facility | Takeback Loan Facility Due March 2024 | Base Rate
Debt Instrument [Line Items]
Basis spread on variable debt	5.50%
Term Loan | Term Loan Due July 2024
Debt Instrument [Line Items]
Total debt carrying value		$ 150,000,000
Effective interest rate		7.60%
Borrowing capacity	$ 150,000,000
Term Loan | Term Loan Due July 2024 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt		5.00%
Floor on variable debt		1.50%
Term Loan | Term Loan Due September 2022
Debt Instrument [Line Items]
Total debt carrying value			$ 1,075,250,000		1,059,598,000
Effective interest rate			8.60%
Term Loan | Term Loan Due September 2022 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt	5.50%		5.50%
Floor on variable debt	1.00%		1.00%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing capacity	$ 145,000,000
Line of Credit | Revolving Credit Facility Due July 2024 | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt carrying value		$ 21,500,000
Effective interest rate		12.70%
Borrowing capacity	$ 145,000,000
Line of Credit | Revolving Credit Facility Due July 2024 | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt	5.00%	5.00%
Floor on variable debt	1.50%	1.50%
Line of Credit | Revolving Credit Facility Due July 2024 | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable debt	4.00%	4.00%
Floor on variable debt	4.50%	4.50%
Line of Credit | Revolving Credit Facility Due 2021 | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt carrying value	$ 181,400,000		$ 144,200,000
Effective interest rate			7.50%
Borrowing capacity			$ 295,000,000	$ 195,000,000
Line of Credit | Revolving Credit Facility Due 2021 | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Basis spread on variable debt	4.00%		4.00%
Floor on variable debt	1.00%		1.00%
Senior Notes | Senior Notes 9.125 Percent Due 2020
Debt Instrument [Line Items]
Total debt carrying value			$ 585,000,000		580,026,000
Debt interest rate	9.125%		9.125%
Effective interest rate			9.10%
Ascent Intercompany Loan | Promissory Note Due to Ascent Capital due October 2020
Debt Instrument [Line Items]
Total debt carrying value			$ 12,000,000		$ 12,000,000	$ 12,000,000
Effective interest rate			12.50%